Convertible notes payable and warrants (Details) - USD ($)				6 Months Ended
	Jul. 10, 2020	Jun. 22, 2020	Nov. 01, 2018	Mar. 31, 2022	May 31, 2022	Mar. 30, 2022	Feb. 28, 2022	Sep. 30, 2021	Sep. 20, 2021	Jul. 22, 2021	Jul. 21, 2021	May 04, 2021	Mar. 29, 2021	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020	Mar. 10, 2020
Debt Conversion [Line Items]
Ordinary shares, par value (in dollars per share)				$ 0.025		$ 0.001		$ 0.025		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Investor warrants exercise price							$ 0.20		$ 0.22			$ 0.30	$ 1.15
Notes repaid in cash				$ 57,673
Amount converted		$ 6,100,000
Shares converted		8,585,702
Fair value of notes														$ 0
Intrinsic value of the BCF			$ 670,618
Total debt discount			3,206,932
Fair value of warrants				7,328
Notes
Debt Conversion [Line Items]
Notes repaid in cash		$ 2,600,000
Investor Warrants [Member]
Debt Conversion [Line Items]
Fair value of investor warrants			1,496,153
Warrant [Member]
Debt Conversion [Line Items]
Fair value of warrants				$ 462,592
Warrant [Member] | Common Stock
Debt Conversion [Line Items]
Investor warrants exercise price					$ 5
Private placement | investor | Securities purchase agreement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement			$ 7,500,000
Number of aggregate principal securities sold under private placement			800,000
Ordinary shares, par value (in dollars per share)			$ 0.001
Investor warrants exercise price			$ 6.53
Interest rate			10.00%
Percentage of warrants issued to purchase note			10.00%
Private placement | investor | Securities purchase agreement | Notes
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement			$ 7,500,000
Number of aggregate principal securities sold under private placement			1,198,084
Sale of stock, price per share			$ 6.26
Private placement | Investor Warrants [Member] | investor
Debt Conversion [Line Items]
Number of investor warrant issued to purchase			119,808
Private placement | Placement agent warrants | investor
Debt Conversion [Line Items]
Investor warrants exercise price			$ 7.183
Term of placement agent warrants			4 years
Private placement | Placement agent warrants | investor | Securities purchase agreement
Debt Conversion [Line Items]
Investor warrants exercise price																	$ 2
Percentage of warrants issued to purchase note	10.00%
Private placement | Placement agent warrants | investor | Securities purchase agreement | Minimum
Debt Conversion [Line Items]
Number of investor warrant issued to purchase	119,808
Private placement | Placement agent warrants | investor | Securities purchase agreement | Maximum
Debt Conversion [Line Items]
Number of investor warrant issued to purchase	812,694